Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Discontinued Operations [Line Items]
DISCONTINUED OPERATIONS

NOTE 14 — DISCONTINUED OPERATIONS

In December 2023, given the recurring losses of Professional Staffing UK, management committed to a plan to sell the assets of Professional Staffing UK. On January 6, 2024 Staffing 360 Solutions Limited, a UK Subsidiary, filed a Notice of Intent with the High Court of Justice in the UK, stating the Company’s intention to appoint administrators to save the business from liquidation. Administrators were appointed on January 18, 2024, and the business was transferred to new owners on February 12, 2024. A gain on the transfer of the UK entity of $901 was recognized in the Statement of Operations for the period ended September 28, 2024.

NOTE 19 — DISCONTINUED OPERATIONS

In December 2023, given the recurring losses of Professional Staffing UK, management committed to a plan to sell the assets of Professional Staffing UK. On January 6,2024 Staffing 360 Solutions Limited, a UK Subsidiary, filed a Notice of Intent with the High Court of Justice in the UK, stating the Company’s intention to appoint administrators to save the business from liquidation. Administrators were appointed on January 18, 2024, and the business was transferred to new owners on February 12, 2024. Following ate the consolidated balance sheets of the discontinued operations:

	December 30, 2023	December 31, 2022
Cash	28	537
Accounts receivable	4,039	2,318
Prepaid expenses	319	218
Deposits	258	254
Fixed assets, net	622	759
Intangible Assets		4,545
Other current assets	3,850	2,058
Current assets held for sale	9,116	10,689

Accounts payable and accrued expenses	6,039	2,604
Other current liabilities	4,038	3,799
(Loss) Gain recognized on held for sale
Current liabilities held for sale	10,077	6,403

The following table summarizes the financial results of our discontinued operations for all periods presented:

	Fiscal Years Ended
	December 30, 2023	December 31, 2022
Revenue	$57,417	$60,033
Cost of Revenue, excluding depreciation and amortization stated below	50,089	50,013
Gross Profit	7,328	10,020

Operating Expenses:
Selling, general and administrative expenses	(10,336)	(11,712)
Other Expenses Net	(6,006)	(10,804)
Operating Loss	(9,014)	(12,496)
Benefit (Provision) from Income taxes	(0)	387
Net Loss from discontinued Operations	(9,014)	(12,109)

The following table provides operating and investing cash flow information for our discontinued operations:

	Fiscal Years Ended
	December 30, 2023	December 31, 2022
Operating Activities
Depreciation and amortization	$1,358	$1,031
Investing Activities
Purchase of property and equipment	298	581